CASH AND CASH EQUIVALENTS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Short-term deposits, guarantee deposits	R$ 3,083	R$ 2,858